                                 FAIRPORT FUNDS

                      Charting a Course You Can Trust(sm)

                                ANNUAL REPORT TO
                                  SHAREHOLDERS

                          Fairport Midwest Growth Fund

                         Fairport Growth and Income Fund

                       Fairport Government Securities Fund

                                October 31, 1998

Advised by
Roulston & Company, Inc.

FAIRPORT FUNDS                                    ANNUAL REPORT TO SHAREHOLDERS

                                                               November 30, 1998

Dear Shareholder:

We are pleased to issue our financial report on the Fairport Funds for the year ended October 31, 1998.

In a difficult year for smaller and medium sized companies, the Fairport Midwest Growth Fund declined 7.73% and the Fairport Growth and Income Fund declined 1.20%. These returns were earned in a period when the market, as measured by the Standard & Poor's 500 Stock Index, gained 23.65%. The Fairport Government Securities Fund gained 10.61% over the same period.

Domestic economic gains moderated as the year progressed. Consumer spending remained strong supported by increasing real income and a favorable employment outlook. Capital spending and exports slowed noticeably both as the direct result of lower Asian demand and indirectly as domestic companies became cautious with respect to the profit outlook.

During the summer and early fall a financial crisis developed stemming from the collapse of the Russian economy and the associated losses that were realized among several large and well-respected financial firms. The resulting flight for liquidity and quality took a severe toll on equity markets and lower quality fixed income markets. The principal beneficiary of this crisis was the market for U.S. Treasury securities.

As the fiscal year came to a close, the Federal Reserve Board took action to ease monetary conditions and bring stability back to the financial markets. With a favorable outlook for the U.S. economy and early signs that Asian economies may be stabilizing, we remain optimistic for both our equity and bond markets.

Our commentary reflects our long-held philosophy that solid and unrelenting research must form the cornerstone of our investment process. Our research efforts for the Fairport Funds continue to give us confidence in the future of the economy and the portfolios we manage on your behalf.

/s/ Scott D. Roulston                               /s/ Joseph A. Harrison

Scott D. Roulston                                   Joseph A. Harrison
President                                           Director of Investments

FAIRPORT FUNDS                                       INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

FAIRPORT MIDWEST GROWTH FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Midwest Growth Fund with the performance of the Standard & Poor's 500 Stock Index and the Growth Funds (Lipper Benchmark).

    FAIRPORT MIDWEST GROWTH FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

    AVERAGE ANNUAL TOTAL RETURN*

    1 Year ..............(7.73)%

    5 Years ............. 12.98%

    Since Inception ..... 14.32%

    *For period ending 10/31/98
      Fund inception:7/1/93

                                              7/93   7/93   10/93  1/94     4/94    7/94   10/94   1/95   4/95

Fairport Midwest Growth Fund                10,000  10,200  11,090  11,730  11,847  11,796  12,298  12,222  13,327
Growth Funds (Lipper Benchmark)*            10,000   9,988  10,653  11,088  10,479  10,457  10,871  10,587  11,631
Standard & Poor's 500 Stock Index           10,000   9,970  10,480  10,497  10,100  10,482  10,880  10,914  12,019

                                            7/95    10/95     1/96    4/96    7/96   10/96   1/97    4/97    7/97

Fairport Midwest Growth Fund                14,950  14,532  14,514  16,584  15,785  16,897  18,638  18,404  22,065
Growth Funds (Lipper Benchmark)*            13,127  13,478  14,271  14,989  14,292  16,255  17,301  17,103  20,542
Standard & Poor's 500 Stock Index           13,207  13,750  15,127  15,641  15,385  17,047  19,107  19,563  23,395

                                              10/97   1/98    4/98   7/98    10/98

Fairport Midwest Growth Fund                22,135  22,374  24,286  22,970   20,425
Growth Funds (Lipper Benchmark)*            20,121  21,154  24,047  23,628   22,409
Standard & Poor's 500 Stock Index           22,528  24,243  27,592  27,911   27,475


Past Performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may by worth more or less than the original cost. *Growth Funds tracked by Lipper Analytical Services, Inc. The S&P 500 Index and Lipper Benchmark are unmanaged indicators of financial performance and as such are not sold as investments. Unlike our funds, these indices do not reflect any fees or expenses.

Fairport Midwest Growth Fund was established to achieve capital appreciation through the investment in equity securities of companies that are headquartered in the eight-state area contiguous to the Great Lakes.

While the Fund's objective is capital appreciation, investments are not limited to growth stocks. We seek opportunities in a broad spectrum of investments from traditional growth companies to highly cyclical companies.

Investment decisions are driven by intense and continuous fundamental research. This research focus attempts to uncover a combination of internal and external change at a company that presents an unusual appreciation potential.

Internal changes that would be significant include a change in management, a change in the business focus, an important new product or service, or the adoption of new operating methods or systems. The type of external changes we watch for might include a new CEO or other important manager brought in from outside the company, a significant change in the competitive environment, or the development of a new technology that could impact the industry.

An excellent example of identifying a management with a well-executed focused strategy is Cable Design Technologies. The stock of this producer of wire and cable, primarily for telecommunications and network applications, was severely depressed as other wire and cable companies involved with the construction industry had fundamental problems. Cable Design's management has a clear focus on growth markets and a proven history of integrating acquisitions. In addition, they have significant equity ownership in the company, so their goals are well aligned with ours as shareholders.

Another one of our more recent purchases, Brightpoint, is benefiting from the continued rapid global growth of cellular phones. They are a major distributor of cellular phones in the U.S. and many important international markets. Growth is being driven not only by the expanding new user base, but also by the initial growth of new digital cellular phone technology that is creating a growing replacement market.

Domestic economic questions and continued international economic turmoil contribute to the investment challenges in the year ahead. While there have been some signs recently that the stock market is starting to recognize the excellent potential in well managed small and mid- capitalization stocks, the primary focus of the market has been, and remains, on the very large growth stocks. If the market does broaden its focus, the Faiport Midwest Growth Fund should be well positioned to participate.
                                                                               1

FAIRPORT FUNDS
--------------------------------------------------------------------------------

FAIRPORT GROWTH AND INCOME FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Growth and Income Fund with the performance of the Standard & Poor's 500 Stock Index and the Growth and Income Funds (Lipper Benchmark).

   FAIRPORT GROWTH & INCOME FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
                          AVERAGE ANNUAL TOTAL RETURN*

    1 Year .................. (1.20)%
    5 Years ................. 14.32%
    Since Inception ......... 14.20%
       *For period ending 10/31/98
           Fund inception:7/1/93

                                              7/93   7/93   10/93  1/94     4/94    7/94   10/94   1/95   4/95

Fairport Growth & Income Fund               10,000  10,030  10,398  10,894  10,682  10,900  10,889  10,940  11,746
Growth & Income Funds (Lipper Benchmark)*   10,000  10,054  10,606  11,051  10,478  10,677  10,941  10,778  11,759
Standard & Poor's 500 Stock Index           10,000   9,970  10,480  10,862  10,241  10,482  10,880  10,914  12,019


                                            7/95    10/95     1/96    4/96    7/96   10/96   1/97    4/97    7/97

Fairport Growth & Income Fund               12,541  12,780  14,075  14,149  13,749  15,051  16,558  17,167  20,353
Growth & Income Funds (Lipper Benchmark)*   12,799  13,125  14,314  14,980  14,540  17,004  17,590  17,753  20,924
Standard & Poor's 500 Stock Index           13,207  13,750  15,127  15,641  15,305  17,054  19,107  19,563  23,395


                                              10/97   1/98    4/98   7/98    10/98

Fairport Growth & Income Fund               20,560  20,900  23,227  21,437   20,312
Growth & Income Funds (Lipper Benchmark)*   20,414  21,395  24,032  23,310   22,463
Standard & Poor's 500 Stock Index           22,528  24,243  27,592  27,911   27,475



Past Performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may by worth more or less than the original cost. *Growth & Income Funds tracked by Lipper Analytical Services, Inc. The S&P 500 Index and Lipper Benchmark are unmanaged indicators of financial performance and as such are not sold as investments. Unlike our funds, these indices do not reflect any fees or expenses.

Fairport Growth and Income Fund was established to achieve capital appreciation and current income primarily through the investment in common stocks or securities convertible into common stocks.

The investment policy is to invest in a diversified portfolio of dividend-paying common stocks which have been researched by our own staff and offer reasonable valuation based on price to earnings, book value and cash flows.

Our investment strategy is to seek out companies that meet the demanding fundamental analysis of our research staff. Visits with management, suppliers, customers, distributors and unions are among the sources utilized by our analysts to form judgments about the outlook for each company. The results of this analysis are joined with rigorous valuation for each investment in the portfolio.

Two firms that offer good examples of our investment approach are Applied Power, Inc. and Progressive Corporation. Serving a broad range of industrial markets, Applied Power manufactures hydraulic tools, electrohydraulic valves, controls, and enclosures for office and laboratory use as well as a variety of data processing applications. The company has grown very rapidly both internally and through acquisitions that fit its ongoing business lines. Growth has been well over 20% and as its product line broadens to serve wider and faster growing markets the consistency of its growth has been enhanced. The recent market uncertainty afforded us the opportunity to build a position in this fine company at very attractive prices. Progressive Corporation has built a long and enviable position as the dominant issuer of non-standard auto insurance. A few years ago, the company entered the much larger standard preferred insurance market, which is dominated by many large and well-known companies. Executing a superior business plan, the company has enjoyed excellent growth and success in this new market, a start up business to 35% total revenue in only four years. Additionally, the company is able to write this new business at the most profitable rate in the industry, giving it excellent pricing flexibility.

Currently, the Fund is diversified among 28 investments representing most sectors of our economy. Our broad-based research effort is focused on companies that are taking requisite action to improve profitability. Conversations with a broad cross-section of managements indicate a favorable outlook for continued moderate economic growth with low inflation. We will continue to seek out those companies that present a favorable earnings outlook at prices that offer good value.

                                                     INVESTMENT ADVISER'S REPORT
--------------------------------------------------------------------------------

FAIRPORT GOVERNMENT SECURITIES FUND

The graph below compares the increase in value of a $10,000 investment in Fairport Government Securities Fund with the performance of the Merrill Lynch Intermediate Treasury Bond Index.

FAIRPORT GOVERNMENT SECURITIES FUND: GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

     AVERAGE ANNUAL TOTAL RETURN*

    1 Year ...............10.61%
    5 Years .............. 5.62%
    Since Inception ...... 5.85%
     *For period ending 10/31/98
       Fund inception:7/1/93


                                                  7/93   7/93     10/93  1/94     4/94     7/94   10/94   1/95    4/95

Fairport Government Securities                   10,000  10,000  10,304  10,346    9,649    9,748   9,558   9,733  10,170
Merrill Lynch Intermediate Treasury Bond Index   10,000  10,021  10,235  10,328    9,970   10,112  10,064  10,219  10,591


                                                  7/95    10/95   1/96    4/96    7/96   10/96   1/97    4/97    7/97

Fairport Government Securities                   10,628  10,968  11,350  10,989  11,093  11,471  11,545  11,569  12,046
Merrill Lynch Intermediate Treasury Bond Index   10,973  11,262  11,618  11,396  11,537  11,886  12,012  12,098  12,527


                                                   10/97   1/98    4/98   7/98    10/98

Fairport Government Securities                   12,246  12,575  12,588  12,810   13,545
Merrill Lynch Intermediate Treasury Bond Index   12,757  13,069  13,242  13,387   14,008




Past Performance is no guarantee of future results. The principal value and return of a mutual fund investment fluctuates with changes in market conditions. Shares, when redeemed, may by worth more or less than the original cost. The Merrill Lynch Index is an unmanaged indicator of financial performance and as such is not sold as an investment. Unlike our funds, this index does not reflect any fees or expenses.

In order to meet its objective of current income with preservation of capital, Fairport Government Securities Fund seeks to minimize credit risk by investing in securities issued directly by the U.S. Government or its agencies or instrumentalities. Because changes in interest rates affect the value of the Fund's holdings, investments in issues maturing in less than ten years are the primary focus of the portfolio.

Lower inflation and a slowing economy, brought on by the serious economic problems in Southeast Asia, caused lower interest rates in the United States and resulted in higher bond prices. With continued weakness of economic activity during 1999 in the United States caused by the Asian turmoil, interest rates should remain under downward pressure for at least the next year. These events should be favorable to high quality bond prices.

FAIRPORT FUNDS
--------------------------------------------------------------------------------

FAIRPORT MIDWEST GROWTH FUND                                  OCTOBER  31, 1998
================================================================================

                                                                        SHARES                          VALUE
-------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.03%

CAPITAL GOODS - 14.44%
Applied Power, Inc., Class A ......................................     56,000                   $  1,543,500
GATX Corp. ........................................................     70,000                      2,415,000
Gradall Industries, Inc.* .........................................    100,000                      1,462,500
Littlefuse, Inc.* .................................................     90,000                      1,980,000
Parker-Hannifin Corp. .............................................     57,000                      2,037,750
                                                                                                  -----------
                                                                                                    9,438,750
-------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES - 4.37%
OfficeMax, Inc.* ..................................................    180,000                      1,642,500
Standard Products Co. .............................................     77,500                      1,215,781
                                                                                                  -----------
                                                                                                    2,858,281
-------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES - 17.01%

Braun's Fashions Corp.* ...........................................    150,000                      1,125,000
Jo-Ann Stores, Inc., Class A* .....................................     55,000                        990,000
Kmart Corp.* ......................................................    125,000                      1,765,625
Rite Aid Corp. ....................................................     87,000                      3,452,813
Worthington Foods, Inc. ...........................................    213,333                      3,786,660
                                                                                                  -----------
                                                                                                   11,120,098
-------------------------------------------------------------------------------------------------------------

FINANCE - 28.34%

Boykin Lodging Co. ................................................    150,000                      2,137,500
Firstar Corp. .....................................................     61,000                      3,461,750
Household International, Inc. .....................................     67,000                      2,449,688
M & T Bank Corp. ..................................................      6,500                      3,240,250
National City Corp. ...............................................     35,280                      2,268,945
Norwest Corp. .....................................................     55,200                      2,052,750
U.S. Bancorp ......................................................     80,000                      2,920,000
                                                                                                  -----------
                                                                                                   18,530,883

-------------------------------------------------------------------------------------------------------------

HEALTH CARE - 12.28%

NCS Healthcare, Inc., Class A* ....................................     92,000                      1,621,500
Patterson Dental Co.* .............................................     94,300                      3,889,875
Stryker Corp. .....................................................     60,000                      2,516,250
                                                                                                  -----------
                                                                                                    8,027,625
-------------------------------------------------------------------------------------------------------------

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                       SHARES                        VALUE
-------------------------------------------------------------------------------------------------------------

COMMON STOCKS (CONT.)

INSURANCE-PROPERTY & CASUALTY - 4.50%

Progressive Corp. ...............................................       20,000                    $ 2,945,000
-------------------------------------------------------------------------------------------------------------

MATERIALS/SERVICES - 9.76%

Armco, Inc.* ....................................................      500,000                       2,375,00
Cleveland-Cliffs, Inc. ..........................................       40,000                      1,587,500
Stericycle, Inc. * ..............................................      125,000                      2,421,875
                                                                                                  -----------
                                                                                                    6,384,375
-------------------------------------------------------------------------------------------------------------

TECHNOLOGY - 2.33%

Cable Design Technologies Corp. * ...............................       92,400                      1,524,600
-------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS - (COST $52,011,290) ........................                                  60,829,612
-------------------------------------------------------------------------------------------------------------

                                                                       PRINCIPAL
                                                                        AMOUNT
-------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT - 7.11%

UMB Bank, U.S. Treasury Note, $4,555,000
  par, 8.875% coupon, due 11/15/98, dated 10/30/98,
  to be sold on 11/02/98 at $4,652,946 (Cost $4,651,000) ........... 4,651,000                      4,651,000
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100.14% - (COST $56,662,290**) .................                               65,480,612

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.14%) ...........                                  (93,481)
                                                                                                  -----------
NET ASSETS - 100.00% ...............................................                              $65,387,131
                                                                                                  ===========

=============================================================================================================


*  Non-income producing security.

** Also represents cost for Federal income tax purposes.

   See accompanying notes to financial statements.

FAIRPORT FUNDS
--------------------------------------------------------------------------------

FAIRPORT GROWTH AND INCOME FUND                               OCTOBER  31, 1998
===============================================================================

                                                                       SHARES                           VALUE
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 93.74%

Capital Goods - 16.18%
Applied Power, Inc., Class A ......................................     60,000                    $ 1,653,750
Emerson Electric Co. ..............................................     14,000                        924,000
GATX Corp. ........................................................     24,000                        828,000
Parker-Hannifin Corp. .............................................     24,000                        858,000
Teleflex, Inc. ....................................................     28,000                      1,083,250
                                                                                                  -----------
                                                                                                    5,347,000
-------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES - 9.76%

Harman International Industries, Inc. .............................     20,000                        808,750
Leggett & Platt, Inc. .............................................     40,000                        935,000
Lowe's Cos., Inc. .................................................     44,000                      1,482,250
                                                                                                 ------------
                                                                                                    3,226,000
-------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES - 25.17%

Carnival Corp., Class A ...........................................     32,000                      1,036,000
Central Newspapers, Inc., Class A .................................     16,000                      1,053,000
Claire's Stores, Inc. .............................................     64,000                      1,084,000
Food Lion, Inc., Class A ..........................................    110,000                      1,210,000
Richfood Holdings, Inc. ...........................................     54,000                        958,500
Rite Aid Corp. ....................................................     39,100                      1,551,781
Viad Corp. ........................................................     52,000                      1,426,750
                                                                                                 ------------
                                                                                                    8,320,031
-------------------------------------------------------------------------------------------------------------

FINANCE - 17.74%

Household International, Inc. .....................................     27,000                        987,188
M & T Bank Corp. ..................................................      2,300                      1,146,550
National City Corp. ...............................................     14,400                        926,100
Norwest Corp. .....................................................     40,000                      1,487,500
U.S. Bancorp ......................................................     36,000                      1,314,000
                                                                                                 ------------
                                                                                                    5,861,338
-------------------------------------------------------------------------------------------------------------

INSURANCE-PROPERTY & CASUALTY - 5.80%

American International Group, Inc. ................................     13,500                      1,150,875
Progressive Corp. .................................................      5,200                        765,700
                                                                                                -------------
                                                                                                    1,916,575
-------------------------------------------------------------------------------------------------------------

                                                         SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                           SHARES         VALUE
MATERIALS/SERVICES - 11.85%

CABOT CORP .......................................         30,000        841,875
FERRO CORP .......................................         50,000      1,275,000
HANNA (M.A.) CO ..................................         60,000        881,250
RAYCHEM CORP .....................................         30,000        916,875
                                                                       ---------
                                                                       3,915,000
--------------------------------------------------------------------------------

TECHNOLOGY - 7.24%

DALLAS SEMICONDUCTOR CORP ........................         40,000      1,480,000
HARRIS CORP ......................................         26,000        911,625
                                                                       ---------
                                                                       2,391,625
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS --( COST $23,744,344 ) .......                    30,977,569
--------------------------------------------------------------------------------

                                                             PRINCIPAL
                                                              AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 6.35%
UMB BANK, U.S. TREASURY NOTE,
$2,093,000 PAR, 4.750% COUPON,
DUE 10/31/98, DATED 10/30/98,
TO BE SOLD ON 11/02/98,
AT $2,099,878 (COST $2,099,000) ........................      2,099,000       2,099,000
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 100.09% -(COST $25,843,344 ** ) ....                     33,076,569



LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS - (0.09%).                       (29,631)
                                                                           ------------
NET ASSETS - 100.00% ...................................                   $ 33,046,938
                                                                           ============
----------------------------------------------------------------------------------------

** ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

FAIRPORT FUNDS                                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

FAIRPORT GOVERNMENT SECURITIES FUND                             OCTOBER 31, 1998
================================================================================

                                                                    Principal                        Value
                                                                     Amount
-------------------------------------------------------------------------------------------------------------
BONDS - 96.31%

U.S. GOVERNMENT AGENCY  62.11%

Federal Home Loan Bank
6.03%,  05/07/03                                                     1,300,000                    $ 1,361,942
5.85%,  04/15/05                                                     1,200,000                      1,244,920
6.34%,  10/19/05                                                       500,000                        534,137
                                                                                                  -----------
                                                                                                    3,140,999
-------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES - 34.20%

6.63%, 03/31/02                                                        100,000                        106,936
6.25%, 02/15/03                                                        600,000                        643,707
7.00%, 07/15/06                                                        850,000                        978,636
                                                                                                  -----------
                                                                                                    1,729,279
-------------------------------------------------------------------------------------------------------------

TOTAL BONDS - (Cost $4,647,307)                                                                     4,870,278

-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS - 96.31% - (COST $4,647,307**)                                                    4,870,278

CASH AND OTHER ASSETS NET OF LIABILITIES - 3.69%                                                      186,478
                                                                                                  -----------

NET ASSETS - 100.00%                                                                              $ 5,056,756
=============================================================================================================



**   Also represents cost for Federal income tax purposes
     See accompanying notes to financial statements

FAIRPORT FUNDS                              STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                OCTOBER 31, 1998

================================================================================

                                                            FAIRPORT          FAIRPORT         FAIRPORT
                                                         MIDWEST GROWTH      GROWTH AND        GOVERNMENT
                                                               FUND          INCOME FUND    SECURITIES FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:

Investments in securities at value (cost $56,662,290,
     $25,843,344 and $4,647,307, respectively) ......   $ 65,480,612    $ 33,076,569    $4,870,278
Cash ................................................            609             237       131,786
Receivable for capital stock sold ...................          4,429           6,500             0
Dividends and interest receivable ...................        113,110          14,953        68,708
Reimbursement due from advisor, net .................              0               0         3,730
Deferred organizational costs (Note A) ..............          4,656           4,656         4,656
Other assets ........................................          1,504             702             0
                                                        ------------    ------------    ----------
     Total assets ...................................     65,604,920      33,103,617     5,079,158
                                                        ------------    ------------    ----------
LIABILITIES:

Payable for capital stock redeemed ..................        118,344              45         5,020
Accrued expenses ....................................         63,541          40,786        16,945
Payable to advisor, net .............................         35,904          15,848             0
Other liabilities ...................................              0               0           437
                                                        ------------    ------------    ----------
     Total liabilities ..............................        217,789          56,679        22,402
                                                        ------------    ------------    ----------
NET ASSETS

Applicable to  3,975,342, 2,079,854 and
     484,955 shares outstanding, respectively .......   $ 65,387,131    $ 33,046,938    $5,056,756
                                                        ============    ============    ==========
NET ASSETS CONSIST OF:

Capital paid-in .....................................   $ 47,331,083    $ 23,843,685    $4,852,920
Distributions in excess of net investment income ....       (193,923)        (21,713)          (34)
Accumulated net realized gain (loss) on investments .      9,431,649       1,991,741       (19,101)
Net unrealized appreciation on investments ..........      8,818,322       7,233,225       222,971
                                                        ------------    ------------    ----------
                                                        $ 65,387,131    $ 33,046,938    $5,056,756
                                                        ============    ============    ==========
NET ASSET VALUE, OFFERING AND
     REDEMPTION PRICE PER SHARE .....................   $      16.45    $      15.89    $    10.43
                                                        ============    ============    ==========

===================================================================================================



See accompanying notes to financial statements

FAIRPORT FUNDS                                          STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                     Year Ended October 31, 1998
================================================================================

                                                     Fairport Midwest Fairport Growth  Fairport Government
                                                        Growth Fund    & Income Fund      Securities Fund
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends ........................................   $    885,239    $    448,810       $          0
   Interest .........................................         79,572          73,096            274,423
                                                        ------------    ------------       ------------
      Total investment income .......................        964,811         521,906            274,423
                                                        ------------    ------------       ------------

EXPENSES:
   Investment advisory fees (Note B) ................        581,223         260,482             11,854
   Distribution expenses (Note B) ...................        192,062          86,093             11,760
   Administration fees ..............................         91,176          40,204              5,257
   Transfer agent fees ..............................         59,668          42,612             26,169
   Legal fees .......................................         17,421           6,177                339
   Pricing fees .....................................         44,080          29,944             24,353
   Registration expenses ............................            290           9,955              7,430
   Custodian fees ...................................         21,340          14,365              7,731
   Printing fees ....................................         20,678          10,739              1,717
   Auditing fees ....................................         17,014           7,110              1,094
   Insurance fees ...................................         24,371           9,721              1,349
   Trustees fees ....................................         18,575           7,430                713
   Amortization of organizational costs (Note A) ....          3,106           3,105              3,106
   Miscellaneous expenses ...........................         10,405           4,658                901
                                                        ------------    ------------       ------------
           Total expenses ...........................      1,101,409         532,595            103,773

   Expenses reimbursed (Note B) .....................        (34,063)        (16,411)           (61,098)
                                                        ------------    ------------       ------------
           Net expenses .............................      1,067,346         516,184             42,675
                                                        ------------    ------------       ------------
NET INVESTMENT INCOME (LOSS) ........................       (102,535)          5,722            231,748
                                                        ------------    ------------       ------------
REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS:
   Net realized gain on investments .................      9,390,471       1,978,014             85,201
   Net change in unrealized
      appreciation (depreciation) on investments ....    (14,925,981)     (2,771,879)           162,209
                                                        ------------    ------------       ------------
   Net realized and unrealized
      gain / (loss)  on investments .................     (5,535,510)       (793,865)           247,410
                                                        ------------    ------------       ------------
INCREASE / (DECREASE) IN
      NET ASSETS FROM OPERATIONS ....................   $ (5,638,045)   $   (788,143)      $    479,158
                                                        ============    ============       ============
===========================================================================================================

See accompanying notes to financial statements.

FAIRPORT FUNDS                     STATEMENTS OF CHANGES IN NET ASSETS

================================================================================================================================
                                                Fairport Midwest              Fairport Growth             Fairport Government
                                                  Growth Fund                 and Income Fund                Securities Fund
--------------------------------------------------------------------------------------------------------------------------------
                                              Year Ended     Year Ended    Year Ended     Year Ended    Year Ended    Year Ended
                                               10/31/98      10/31/97      10/31/98       10/31/97       10/31/98       10/31/97
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss) ...............  $  (102,535)  $   (36,274)  $     5,722   $    80,229   $   231,748   $   235,639
Net realized gain on investments ...........    9,390,471     4,609,662     1,978,014     3,283,752        85,201         4,611
Net change in unrealized appreciation
  (depreciation) on investments ............  (14,925,981)   13,604,001    (2,771,879)    4,939,032       162,209        60,694
                                              -----------   -----------   -----------   -----------   -----------   -----------
Increase / Decrease  in net assets .........    5,638,045)   18,177,389      (788,143)    8,303,013       479,158       300,944
                                              -----------   -----------   -----------   -----------   -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income .................            0       (44,687)            0      (143,381)     (231,782)     (235,639)
From net realized gains ....................   (4,536,145)   (4,293,833)   (3,271,584)   (1,856,932)            0             0
                                              -----------   -----------   -----------   -----------   -----------   -----------
Total distributions ........................   (4,536,145)   (4,338,520)   (3,271,584)   (2,000,313)     (231,782)     (235,639)
                                              -----------   -----------   -----------   -----------   -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold ..................   14,584,017    10,636,821    12,962,111     4,238,113     2,498,395     1,409,959
Reinvestment of dividends ..................    4,489,221     4,310,469     3,167,253     1,970,599       225,548       231,250
Amount paid for repurchase of shares .......  (20,529,323)   (8,966,670)   (9,863,545)   (4,741,419)   (2,325,367)   (3,048,010)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease)
from capital transactions ..................   (1,456,085)    5,980,620     6,265,819     1,467,293       398,576    (1,406,801)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Total increase (decrease) in net assets ....  (11,630,275)   19,819,489     2,206,092     7,769,993       645,952    (1,341,496)

NET ASSETS:

Beginning of period ........................   77,017,406    57,197,917    30,840,846    23,070,853     4,410,804     5,752,300
                                              -----------   -----------   -----------   -----------   -----------   -----------
End of period ..............................  $65,387,131   $77,017,406   $33,046,938   $30,840,846   $ 5,056,756   $ 4,410,804
                                              ===========   ===========   ===========   ===========   ===========   ===========
Accumulated undistributed (distributions in
  excess of) net investment income included
  in net assets at end of period ...........  $  (193,923)  $   (91,388)  $   (21,713)  $   (27,435)  $       (34)  $         0
                                              -----------   -----------   -----------   -----------   -----------   -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold ................................      784,282       639,390       753,991       263,198       247,860       144,935
Shares issued on reinvestment of dividends .      241,486       279,447       191,490       138,855        22,410        23,788
Shares repurchased .........................   (1,129,115)     (529,296)     (591,000)     (298,742)     (230,820)     (313,081)
                                              -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease)
  from capital transactions ................     (103,347)      389,541       354,481       103,311        39,450      (144,358)
                                              ===========   ===========   ===========   ===========   ===========   ===========

================================================================================================================================

See accompanying notes to financial statements.

FAIRPORT FUNDS
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                           FAIRPORT MIDWEST GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
                                                             Year          Year       Year          Year         Year
                                                             Ended        Ended       Ended         Ended        Ended
                                                           10/31/98     10/31/97     10/31/96     10/31/95     10/31/94
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .................   $     18.88  $     15.50  $     13.55  $     12.27  $     11.07
                                                         -----------  -----------  -----------  -----------  -----------
Income from Investment Operations:
Net investment income (loss) .........................         (0.03)       (0.01)        0.02         0.04         0.02
Net realized and unrealized gain (loss) on investments         (1.30)        4.55         2.16         2.04         1.19
                                                         -----------  -----------  -----------  -----------  -----------
Total from investment operations .....................         (1.33)        4.54         2.18         2.08         1.21
                                                          -----------  -----------  -----------  -----------  -----------
LESS DISTRIBUTIONS:
From net investment income ...........................          0.00        (0.01)       (0.03)       (0.04)       (0.01)
From realized capital gains ..........................         (1.10)       (1.15)       (0.20)       (0.76)        0.00
                                                          -----------  -----------  -----------  -----------  -----------
  Total distributions ................................         (1.10)       (1.16)       (0.23)       (0.80)       (0.01)
                                                          -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD .......................   $     16.45  $     18.88  $     15.50  $     13.55  $     12.27
                                                         ===========  ===========  ===========  ===========  ===========
TOTAL RETURN .........................................         (7.73%)     (31.00%)     (16.28%)     (18.17%)     (10.89%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000) ......................   $    65,387   $   77,017  $    57,198   $   49,408  $    29,688
Ratio of expenses to average net assets
   before reimbursement of expenses by Adviser .......          1.43%        1.58%        1.69%        1.57%        1.54%
   after reimbursement of expenses by Adviser ........          1.38%        1.38%        1.38%        1.41%        1.45%
Ratio of net investment income to average net assets
   before reimbursement of expenses by Adviser .......         (0.18%)      (0.25%)      (0.16%)      (0.14%)      (0.08%)
   after reimbursement of expenses by Adviser ........         (0.13%)      (0.05%)      (0.15%)      (0.29%)      (0.17%)
Portfolio turnover ...................................         52.23%       41.16%       58.01%       46.51%       77.57%
Average commission rate paid .........................           N/A      $0.0499  $    0.0600          N/A          N/A

=========================================================================================================================


N/A   Not applicable; disclosure not required
See accompanying notes to financial statements.

                                                            FINANCIAL HIGHLIGHTS

          FAIRPORT GROWTH AND INCOME FUND                              FAIRPORT GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------
  Year        Year        Year        Year       Year         Year      Year          Year        Year        Year
  Ended      Ended        Ended      Ended       Ended        Ended     Ended        Ended       Ended       Ended
10/31/98    10/31/97    10/31/96    10/31/95    10/31/94    10/31/98   10/31/97     10/31/96    10/31/95   10/31/94
---------------------------------------------------------------------------------------------------------------------

$ 17.87     $ 14.22     $ 12.29     $ 10.68     $ 10.36     $  9.90     $  9.75     $  9.84     $  9.03     $ 10.20
-------     -------     -------     -------     -------     -------     -------     -------     -------     -------

   0.01        0.05        0.13        0.15        0.14        0.49        0.49        0.49        0.49        0.43
  (0.15)       4.83        2.04        1.68        0.35        0.53        0.15       (0.05)       0.81       (1.17)
-------     -------     -------     -------     -------     -------     -------     -------     -------     -------
  (0.14)       4.88        2.17        1.83        0.49        1.02        0.64        0.44        1.30       (0.74)
-------     -------     -------     -------     -------     -------     -------     -------     -------     -------

   0.00       (0.09)      (0.14)      (0.12)      (0.14)      (0.49)      (0.49)      (0.53)      (0.49)      (0.42)
  (1.84)      (1.14)      (0.10)      (0.03)      (0.03)       0.00        0.00        0.00        0.00       (0.01)
-------     -------     -------     -------     -------     -------     -------     -------     -------     -------
  (1.84)      (1.23)      (0.24)      (0.22)      (0.17)      (0.49)      (0.49)      (0.53)      (O.49)      (4.43)
-------     -------     -------     -------     -------     -------     -------     -------     -------     -------

$ 15.89     $ 17.87     $ 14.22     $ 12.29     $ 10.68     $ 10.43     $  9.90     $  9.75     $  9.84     $  9.03
=======     =======     =======     =======     =======     =======     =======     =======     =======     =======

  (1.20%)     36.61%      17.77%      17.36%       4.72%      10.61%       6.76%       4.58%      14.76%      (7.24%)


$33,047     $30,841     $23,071     $23,082     $18,177     $ 5,057     $ 4,411     $ 5,752     $ 8,647     $ 7,614

   1.53%       1.76%       1.83%       1.79%       1.72%         2,19%         2,70%   2.05%       2.16%       1.80%
   1.49%       1.50%       1.50%       1.50%       1.50%       0.90%       0.90%       0.90%       0.90%       0.90%

  (0.02%)      0.03%       0.58%       0.98%       1.20%       3.60%       3.23%       3.78%       3.89%       3.88%
   0.02%       0.29%       0.91%       1.26%       1.42%       4.89%       5.03%       4.93%       5.16%       4.78%
  40.43%      42.45%      34.02%      13.36%      35.16%      89.89%      21.01%      21.23%       1.28%      24.14%
    N/A     $0.0599     $0.0591         N/A         N/A         N/A         N/A         N/A         N/A         N/A

====================================================================================================================

FAIRPORT FUNDS
--------------------------------------------------------------------------------
                                                                October 31, 1998

NOTE (A) SIGNIFICANT ACCOUNTING POLICIES:
Fairport Funds (the "Trust"), formerly known as Roulston Family of Funds, is an open-end management investment company and is organized under Ohio law as a business trust under a Declaration of Trust dated September 16, 1994. On March 1, 1996, the Trust changed its name from The Roulston Family of Funds to Fairport Funds. The Trust currently consists of three Funds (the "Funds"):
Fairport Midwest Growth Fund (the "Midwest Growth Fund"), Fairport Growth and Income Fund (the "Growth and Income Fund") and Fairport Government Securities Fund (the "Government Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"). On April 29, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation, the Midwest Growth Fund, the Growth and Income Fund and the Government Fund of the Trust acquired, in a tax free reorganization, all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund and the Roulston Government Securities Fund (collectively, the "Acquired Funds") of the Advisors' Inner Circle Fund, a Massachusetts business trust, respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The Reorganization was approved by the shareholders of the Acquired Funds on March 24, 1995. For accounting purposes, the Reorganization was accounted for in a manner similar to a pooling of interest and the financial highlights have been presented since the Funds' inception, July 1, 1993.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Effective October 27, 1998, the Trust selected the accounting firm of McCurdy & Associates CPA's, Inc. to serve as the Funds' independent certified public accountants for the fiscal year ended October 31, 1998 to fill a vacancy resulting from Ernst & Young's resignation on October 9, 1998. Ernst & Young LLP had served as the Funds' independent certified public accountants for the Funds' fiscal year ended October 31, 1995, October 31, 1996, and October 31, 1997. Ernst & Young's report on the financial statements of the Funds for the fiscal year ended October 31, 1997 did not contain an adverse opinion or disclaimer of opinion or was not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements with Ernst & Young LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure during the fiscal year ended October 31, 1997 or for the interim period from November 1, 1997 through the date of their resignation.

The Trust represents that it had not consulted with McCurdy & Associates CPA's, Inc. at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds' financial statements.

The following is a summary of significant accounting policies consistently followed by the Trust.

(1) SECURITY VALUATION: The portfolio securities of each Fund will be valued at market value. Each Fund uses one or more pricing services to provide market quotations for equity, fixed income and variable income securities. If market quotations are not available, securities will be valued by a method which the Board of Trustees believes accurately reflects fair value. Equity securities which are listed or admitted to trading on a national securities exchange or other

                                               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

market trading system which reports actual transaction prices on a contemporaneous basis will be valued at the last sales price on the exchange or other market system on which the security is principally traded. For fixed and variable income securities, the pricing service may use a matrix system of valuation which considers factors such as securities prices, yield features, call features, ratings and developments related to a specific security. The Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. Short-term investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

(2) REPURCHASE AGREEMENTS: All Funds may enter into repurchase agreements with financial institutions deemed to be creditworthy by Roulston & Company, Inc. ("Roulston"), the Funds' investment adviser, under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed-upon date and price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund was delayed pending court action.

(3) FEDERAL INCOME TAXES: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income taxes have been made in the accompanying financial statements.

(4) INVESTMENT INCOME AND SECURITIES TRANSACTIONS: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

(5) DIVIDENDS AND DISTRIBUTIONS: Substantially all of the net investment income (exclusive of capital gains) of the Midwest Growth Fund and the Growth and Income Fund is distributed in the form of semi-annual dividends. Net investment income (exclusive of capital gains) of the Government Fund is declared daily and distributed in the form of monthly dividends. Substantially all of the capital gains realized will be distributed annually.

(6) DEFERRED ORGANIZATIONAL COSTS: Organizational costs are being amortized on a straight-line basis over five years commencing April 29, 1995.

NOTE (B) RELATED PARTY TRANSACTIONS:
The Trust and Roulston have entered into an Investment Advisory Agreement (the "Agreement") dated as of January 20, 1995. Under terms of the Agreement, Roulston makes the investment decisions for the assets of the Funds and continuously reviews, supervises, and administers the investment program of the Funds. For its services as investment adviser, Roulston receives a fee, at an annual rate of 0.75% of the average daily net assets of each of the Midwest Growth Fund and the Growth and Income Fund up to $100 million of such assets, and 0.50% of each such Fund's assets of $100 million or more. With respect to the Government Fund, Roulston receives a fee at an annual rate of 0.25% of the average daily net assets of the Government Fund up to $100 million of such assets, and 0.125% of such assets of $100 million or more. Such fees will be calculated daily and paid monthly.

FAIRPORT FUNDS                                     NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                October 31, 1998

Pursuant to Rule 12b-1 under the Act, the Trust has adopted a Distribution and Shareholder Service Plan dated January 20, 1995 as amended as of March 1, 1996 (the "Plan"), under which each Fund is authorized to pay or reimburse Roulston Research Corp. (the "Distributor"), ultimately a wholly-owned subsidiary of Roulston, a periodic amount calculated at an annual rate not to exceed 0.25% of the average daily net asset value of such Fund. Such an amount may be used by the Distributor to pay broker-dealers, banks and other institutions (a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization or for distribution assistance and/or shareholder service provided by the Distributor. Under the Plan, a Participating Organization may include the Distributor's affiliates.

Roulston has agreed with the Trust to waive its investment advisory fee and to reimburse certain other expenses of the Funds from the effective date of the Reorganization (April 29, 1995) and such waivers and reimbursements shall continue until further written notice to the extent necessary to cause total operating expenses as a percentage of net assets of the Midwest Growth Fund, the Growth and Income Fund and the Government Fund not to exceed 1.38%, 1.50% and 0.90%, respectively.

Information regarding these transactions is as follows for the year ended October 31, 1998:

                             Midwest     Growth
                             Growth     and Income   Government
                              Fund         Fund         Fund
------------------------------------------------------------------
INVESTMENT ADVISORY FEES:
Fees before fee waiver ..   $ 581,223    $ 260,482    $  11,854
Fees waived .............     (34,063)     (16,411)     (11,854)
RULE 12b-1 FEES:
Fees ....................     192,062       86,093       11,760
Other expenses
   reimbursed ...........           0            0      (49,244)
                            ---------    ---------    ---------
Net fees and expenses ...   $ 739,222    $ 330,164    $ (37,484)
                            ---------    ---------    ---------
------------------------------------------------------------------

Certain officers and trustees of the Trust are also officers, directors and/or employees of Roulston and the Distributor. The officers and such interested trustees serve without direct compensation from the Trust.

NOTE (C) INVESTMENT TRANSACTIONS:
Purchases and sales of investment securities (excluding short-term securities) for the year ended October 31, 1998 were:

                                         Proceeds
                          Purchases    from Sales
                            (000)         (000)
---------------------------------------------------
Midwest Growth Fund ..   $   41,327   $   50,476
Growth and Income Fund       16,164       14,276
Government Fund ......        4,453        4,095
---------------------------------------------------

Note (D) Unrealized Appreciation and Depreciation:
At October 31, 1998, the gross unrealized appreciation and depreciation of securities for book and Federal income tax purposes consisted of the following:

                            Gross         Gross          Net
                         Unrealized     Unrealized    Unrealized
                        Appreciation  (Depreciation)   App/(Dep)
                          (000)           (000)         (000)
----------------------------------------------------------------
Midwest Growth Fund ..   $   14,875   ($   6,057)   $    8,818
Growth and Income Fund        8,566       (1,333)        7,233
Government Fund ......          223            0           223
----------------------------------------------------------------

FAIRPORT FUNDS                                     REPORT OF INDPENDENT AUDITORS

To The Shareholders and
Trustees of Fairport Funds:

We have audited the accompanying statements of assets and liabilities of Fairport Funds (comprising, respectively, the Fairport Midwest Growth Fund, the Fairport Growth and Income Fund and the Fairport Government Securities Fund) including the schedules of portfolio investments, as of October 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held by the custodian as of October 31, 1998, by correspondence with the custodian. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Fairport Funds as of October 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
November 20, 1998

[LOGO]
FAIRPORT FUNDS
CHARTING A COURSE YOU CAN TRUST

4000 Chester Avenue
Cleveland, Ohio 44103
1-800-332-6459

Trustees:
Thomas V. Chema
David B. Gale
Scott D. Roulston

Officers:
Scott D. Roulston, President
Kevin M. Crotty, Treasurer
Charles A. Kiraly, Secretary

Adviser:
Roulston & Company, Inc.
4000 Chester Avenue
Cleveland, Ohio 44103

Distributor:
Roulston Research Corp.
4000 Chester Avenue
Cleveland, Ohio 44103

Administrator & Transfer Agent:
First Data Investor Services Group, Inc.
3200 Horizon Drive
King of Prussia, Pennsylvania 19406

Legal Counsel:
Baker & Hostetler LLP
65 E. State Street
Columbus, Ohio 43215

Independent Public Accountants:
McCurdy & Associates CPA's, Inc.
27955 Clemens Road
Westlake, Ohio 44145

For information, call 1-800-332-6459
or visit us online at www.fairport.com

Fairport Funds take their name from the historic Fairport Harbor Lighthouse, located on Lake Erie at the Grand River, just east of the Funds' headquarters in Cleveland, Ohio. Originally built in 1825, the Fairport Harbor Lighthouse guided ships safely in and out of the harbor for 100 years. In its early years the lighthouse was considered the gateway to the Western Reserve and the vast frontiers of the Northwest Territories and beyond. Later the lighthouse served as a beacon and supply stop for pioneers and travelers on their way to western Great Lakes ports and beyond. The original brick structure was rebuilt in 1871 of sandstone blocks, as it remains today.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in a Fund unless proceeded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.